COMMON STOCK (Details Narrative) - USD ($)	1 Months Ended						3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2022	Jul. 30, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Feb. 28, 2021	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Apr. 30, 2020
Aggregate value authorized and unissued exchange shares	42,000								42,000
Cancelled common stock shares	123,472,996								123,472,996
Common stock, shares									63,000	101,610
Price per share												$ 0.001
Aggregate value								$ 119,650	$ 34,500	$ 9,000
Aggregate value									$ 34,500	$ 573,348
SEC File No. 024-11621 [Member]
Common stock, shares										4,875,000
Price per share										$ 0.04
Aggregate value										$ 195,000
SEC File No. 024-11215 [Member]
Common stock, shares										93,033,333
Price per share										$ 0.015
Aggregate value										$ 1,395,500
SEC File No. 024-11215 One [Member]
Common stock, shares										4,687,500
Aggregate value										$ 150,000
Price per share										$ 0.032
Third-Party Consultant 1 [Member]
Common stock, shares		167,000		8,000,000					1,002,000
Price per share		$ 0.034			$ 0.03
Aggregate value		$ 34,068		$ 250,400
Third-Party Consultant Two [Member]
Common stock, shares					450,000		50,000
Aggregate value					$ 13,500		$ 2,180
Price per share				$ 0.0313
William E. Sluss [Member]
Common stock, shares			500,000
Price per share			$ 0.034
Aggregate value			$ 15,000
Third Party [Member]
Common stock, shares						2,000,000
Price per share						$ 0.065
February 2021 [Member]
Common stock shares issued during period							150,000		2,000,000
Price per share							$ 0.0406		$ 0.065
Aggregate value							$ 2,030		$ 65,000
Discount rate									50.00%
March 2021 [Member]
Price per share							$ 0.0436
January 2022 [Member]
Aggregate value									$ 34,500
Shares issueble value											$ 2,300,000
April 2022 [Member]
Aggregate value									20,000
Shares issueble value									$ 2,000,000
October Twenty Twenty One [Member] | Third Party [Member]
Aggregate value										$ 253,500
Common stock shares issued during period										13,000,000
Price per share										$ 0.0195
September 2021 [Member]
Common stock, shares										600,000
Price per share										$ 0.015
Aggregate value										$ 3,000
Mast Hill Fund LP [Member]
Issuace Of Common Stock	9,375,000
Mast Hill Fund LP [Member] | Mast Hill Fund Warrants [Member]
Issuace Of Common Stock									9,375,000
Consulting Agreements [Member] | January 2022 [Member]
Common stock shares issued during period									22,500
Aggregate value									$ 7,500
Consulting Agreements [Member] | April 2022 [Member]
Common stock shares issued during period									500,000
Aggregate value									$ 1,000,000
Talos Victory Fund LLC [Member]
Issuace Of Common Stock									5,062,500
Talos Victory Fund LLC [Member] | Talos Warrants [Member]
Issuace Of Common Stock									5,062,500